Related party balances and transactions (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥) item	Dec. 31, 2023 USD ($)	Jan. 31, 2022 CNY (¥)
Related party balances and transactions
Dividend receivable			¥ 15,000,000	¥ 15,000,000
Loan to a related party	¥ 0	$ 0	¥ 0	¥ 150,000,000
Immediate Family Member of Management or Principal Owner | Financing guarantee company A
Related party balances and transactions
Total loan facilitated, service fee percentage			0.296%	0.059%
Net revenue			¥ 542,719,679	¥ 78,801,582
Account receivable and contract assets			313,992,225	66,761,250
Beneficial Owner | Jiangxi Ruijing
Related party balances and transactions
Number of earnings rights purchased | item						2
Interest income			412,341	17,269,246
Beneficial Owner | Jiangxi Ruijing | Loan 1
Related party balances and transactions
Loan portfolios transferred						¥ 100,000,000
Beneficial Owner | Jiangxi Ruijing | Loan 2
Related party balances and transactions
Amount received from repayments				160,000,000	¥ 20,000,000
Remaining amount receivable								¥ 100,000,000
Loan portfolios transferred						¥ 280,000,000
Other Affiliate | Shenyang Tianxinhao Technology Limited
Related party balances and transactions
Loan to a related party				150,000,000
Interest income amount				¥ 750,000
Interest rate				0.50%
Other Affiliate | Newup Bank of Liaoning
Related party balances and transactions
Net revenue	11,370,044	$ 1,601,437	13,100,669
Account receivable and contract assets	¥ 1,096,251		¥ 13,886,710				$ 154,404